UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act File Number 811-8546
                                                      --------

                            The Bramwell Funds, Inc.
                                745 Fifth Avenue
                                   16th Floor
                               New York, NY 10151
                    ----------------------------------------
                   (Address of principal executive offices)

                                   Dechert LLP
                              30 Rockefeller Plaza
                               New York, NY 10112
                    ----------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (212) 698-3500
                                                          --------------

                       Date of fiscal year end: June 30
                                                -------

                   Date of reporting period: March 31, 2005
                                             --------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

                              BRAMWELL GROWTH FUND

              PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)

                                                        SHARES    MARKET VALUE
                                                        ------    -------------
COMMON STOCKS - 98.17%

AUTOMOTIVE/HEAVY EQUIPMENT - 2.48%
Caterpillar, Inc.                                       24,000     $2,194,560
Paccar, Inc.                                            33,000      2,388,870
                                                                 ------------
                                                                    4,583,430
                                                                 ------------
BUSINESS SERVICES - 4.64%
Chicago Bridge and Iron Co., NV                         25,500      1,122,765
Computer Sciences Corp.*                               105,000      4,814,250
Jacobs Engineering Group, Inc.*                         25,000      1,298,000
Robert Half International, Inc.                         50,000      1,348,000
                                                                 ------------
                                                                    8,583,015
                                                                 ------------
CHEMICALS/METALS - 2.19%
Huntsman Corp.*                                         20,000        466,400
Praxair, Inc.                                           75,000      3,589,500
                                                                 ------------
                                                                    4,055,900
                                                                 ------------
COMMUNICATIONS - 2.32%
Avaya, Inc.*                                           115,000      1,343,200
Cisco Systems, Inc.*                                   135,000      2,415,150
Nokia OYJ - ADR                                         35,000        540,050
                                                                 ------------
                                                                    4,298,400
                                                                 ------------
CONSUMER PRODUCTS - 2.15%
Procter & Gamble Co.                                    75,000      3,975,000
                                                                 ------------
ELECTRONICS - 1.18%
KLA-Tencor Corp.*                                       10,000        460,100
Linear Technology Corp.                                 25,000        957,750
Texas Instruments, Inc.                                 30,000        764,700
                                                                 ------------
                                                                    2,182,550
                                                                 ------------
ENERGY - 10.15%
Arch Coal, Inc.                                         30,000      1,290,300
Devon Energy Corp.                                      20,000        955,000
EOG Resources, Inc.                                     20,000        974,800
ExxonMobil Corp.                                        90,000      5,364,000
Nabors Industries Ltd.*                                 20,000      1,182,800
Noble Corp.                                             50,000      2,810,500
Patterson-UTI Energy, Inc.                              70,000      1,751,400
Peabody Energy Corp.                                    40,000      1,854,400
Schlumberger Ltd.                                       30,000      2,114,400
St. Mary Land & Exploration Co.                         10,000        500,500
                                                                 ------------
                                                                   18,798,100
                                                                 ------------

                                                        SHARES    MARKET VALUE
                                                        ------    -------------
FINANCIAL SERVICES - 5.20%
American Express Co.                                    70,000     $3,595,900
BlackRock, Inc.                                         10,000        749,300
Chicago Mercantile Exchange                              7,000      1,358,210
Goldman Sachs Group, Inc. (The)                         14,000      1,539,860
Wells Fargo & Co.                                       40,000      2,392,000
                                                                 ------------
                                                                    9,635,270
                                                                 ------------
FOOD PRODUCTS - 3.23%
Archer-Daniels-Midland Co.                              20,000        491,600
Bunge Ltd.                                              35,000      1,885,800
Corn Products International, Inc.                       14,000        363,860
Hershey Foods Corp.                                     20,000      1,209,200
Kellogg Co.                                             15,000        649,050
Martek Biosciences Corp.*                               10,000        581,900
PepsiCo, Inc.                                           15,000        795,450
                                                                 ------------
                                                                    5,976,860
                                                                 ------------
HEALTHCARE PRODUCTS - 12.50%
Amgen, Inc.*                                            35,000      2,037,350
Gilead Sciences, Inc.*                                 108,000      3,866,400
Johnson & Johnson                                       20,000      1,343,200
Kyphon, Inc.*                                           61,000      1,535,370
Medtronic, Inc.                                        110,000      5,604,500
Novartis AG - ADR                                       60,000      2,806,800
Pfizer, Inc.                                            23,000        604,210
Stryker Corp.                                           67,500      3,011,175
Zimmer Holdings, Inc.*                                  30,000      2,334,300
                                                                 ------------
                                                                   23,143,305
                                                                 ------------
HEALTHCARE SERVICES - 1.80%
UnitedHealth Group, Inc.                                35,000      3,338,300
                                                                 ------------
INDUSTRIAL PRODUCTS - 16.42%
3M                                                      70,000      5,998,300
Donaldson Co., Inc.                                     45,000      1,452,600
Emerson Electric Co.                                    45,000      2,921,850
General Electric Co.                                   175,000      6,310,500
Illinois Tool Works, Inc.                               50,000      4,476,500
Ingersoll-Rand Co.                                      21,000      1,672,650
ITT Industries, Inc.                                    35,000      3,158,400
Molex, Inc., Class A*                                   30,481        719,352
Parker-Hannifin Corp.                                   30,000      1,827,600
Tyco International Ltd.                                 55,000      1,859,000
                                                                 ------------
                                                                   30,396,752
                                                                 ------------

                                                        SHARES    MARKET VALUE
                                                        ------    -------------
INFORMATION PROCESSING
  EQUIPMENT - 8.69%
Dell Inc.*                                             170,000     $6,531,400
Diebold, Inc.                                           65,000      3,565,250
EMC Corp.*                                             190,000      2,340,800
International Business
  Machines Corp.                                        32,000      2,924,160
Zebra Technologies Corp.*                               15,500        736,095
                                                                 ------------
                                                                   16,097,705
                                                                 ------------
INFORMATION PROCESSING
  SOFTWARE - 3.63%
Microsoft Corp.                                        135,000      3,262,950
Oracle Corp.*                                           85,000      1,060,800
SAP AG - ADR                                            60,000      2,404,800
                                                                 ------------
                                                                    6,728,550
                                                                 ------------
LEISURE TIME - 2.18%
Brunswick Corp.                                         40,000      1,874,000
Carnival Corp.                                          20,000      1,036,200
Royal Caribbean Cruises Ltd.                            25,000      1,117,250
                                                                 ------------
                                                                    4,027,450
                                                                 ------------
RESTAURANTS - 3.95%
Applebee's International, Inc.                          50,000      1,378,000
Cheesecake Factory, Inc.*                               50,000      1,772,500
Domino's Pizza, Inc.                                    45,000        841,050
McDonald's Corp.                                        40,000      1,245,600
Yum! Brands, Inc.                                       40,000      2,072,400
                                                                 ------------
                                                                    7,309,550
                                                                 ------------
RETAILING - 12.01%
Coach, Inc.*                                            30,000      1,698,900
Home Depot, Inc.                                        50,000      1,912,000
J.C. Penney Co., Inc.                                  115,000      5,970,800
Lowe's Companies, Inc.                                  15,000        856,350
Staples, Inc.                                           20,000        628,600
Tiffany & Co.                                           45,000      1,553,400
Wal-Mart Stores, Inc.                                   50,000      2,505,500
Walgreen Co.                                           160,000      7,107,200
                                                                 ------------
                                                                   22,232,750
                                                                 ------------

                                                        SHARES    MARKET VALUE
                                                        ------    -------------
TRANSPORTATION - 3.45%
Canadian Pacific Railway Ltd.                           20,000       $719,400
FedEx Corp.                                             45,000      4,227,750
United Parcel Service, Inc.                             19,800      1,440,252
                                                                 ------------
                                                                    6,387,402
                                                                 ------------
TOTAL COMMON STOCKS
(Cost $140,700,424)                                               181,750,289
                                                                 ------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                    ---------

VARIABLE RATE
DEMAND NOTE - 1.14%
U.S. Bancorp, 2.60%                                 $2,119,000      2,119,000
                                                                 ------------
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $2,119,000)                                                   2,119,000
                                                                 ------------
TOTAL INVESTMENTS - 99.31%
(Cost $142,819,424)                                               183,869,289
OTHER ASSETS LESS LIABILITIES - 0.69%                               1,273,959
                                                                 ------------
NET ASSETS - 100.00%
(9,550,499 shares outstanding)                                   $185,143,248
                                                                 ============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                             $19.39
                                                                 ============
* Non-income producing security

                              BRAMWELL FOCUS FUND

              PORTFOLIO OF INVESTMENTS - MARCH 31, 2005 (UNAUDITED)


                                                        SHARES    MARKET VALUE
                                                        ------    -------------
COMMON STOCKS - 97.22%

AUTOMOTIVE/HEAVY EQUIPMENT - 5.54%
Caterpillar, Inc.                                        3,000       $274,320
Paccar, Inc.                                             3,000        217,170
                                                                 ------------
                                                                      491,490
                                                                 ------------
BUSINESS SERVICES - 8.22%
Computer Sciences Corp.*                                 5,000        229,250
Jacobs Engineering Group, Inc.*                          6,000        311,520
Robert Half International, Inc.                          7,000        188,720
                                                                 ------------
                                                                      729,490
                                                                 ------------
COMMUNICATIONS - 2.02%
Cisco Systems, Inc.*                                    10,000        178,900
                                                                 ------------
ENERGY - 10.80%
Noble Corp.                                              6,000        337,260
Patterson-UTI Energy, Inc.                              10,000        250,200
Peabody Energy Corp.                                     8,000        370,880
                                                                 ------------
                                                                      958,340
                                                                 ------------
FINANCIAL SERVICES - 3.72%
Goldman Sachs Group, Inc. (The)                          3,000        329,970
                                                                 ------------
HEALTHCARE PRODUCTS - 13.88%
Gilead Sciences, Inc.*                                   8,000        286,400
Kyphon, Inc.*                                           15,000        377,550
Medtronic, Inc.                                          5,000        254,750
Stryker Corp.                                            7,000        312,270
                                                                 ------------
                                                                    1,230,970
                                                                 ------------
INDUSTRIAL PRODUCTS - 21.98%
3M                                                       3,000        257,070
Emerson Electric Co.                                     5,000        324,650
General Electric Co.                                     8,000        288,480
Illinois Tool Works, Inc.                                4,000        358,120
ITT Industries, Inc.                                     5,000        451,200
Tyco International Ltd.                                  8,000        270,400
                                                                 ------------
                                                                    1,949,920
                                                                 ------------
INFORMATION PROCESSING
  EQUIPMENT - 7.54%
Dell Inc.*                                               6,000        230,520
Diebold, Inc.                                            8,000        438,800
                                                                 ------------
                                                                      669,320
                                                                 ------------

                                                        SHARES    MARKET VALUE
                                                        ------    -------------
INFORMATION PROCESSING
  SOFTWARE - 4.59%
Oracle Corp.*                                           15,000       $187,200
SAP AG - ADR                                             5,500        220,440
                                                                 ------------
                                                                      407,640
                                                                 ------------
LEISURE TIME - 5.69%
Brunswick Corp.                                          6,000        281,100
Royal Caribbean Cruises Ltd.                             5,000        223,450
                                                                 ------------
                                                                      504,550
                                                                 ------------
RESTAURANTS - 5.72%
Cheesecake Factory, Inc.*                                7,000        248,150
Yum! Brands, Inc.                                        5,000        259,050
                                                                 ------------
                                                                      507,200
                                                                 ------------
RETAILING - 7.52%
J.C. Penney Co., Inc.                                    8,000        415,360
Staples, Inc.                                            8,000        251,440
                                                                 ------------
                                                                      666,800
                                                                 ------------
TOTAL COMMON STOCKS
(Cost $8,306,086)                                                   8,624,590
                                                                 ------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                     ---------

VARIABLE RATE
DEMAND NOTE - 7.17%
U.S. Bancorp, 2.60%                                   $636,000        636,000
                                                                 ------------
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $636,000)                                                       636,000
                                                                 ------------
TOTAL INVESTMENTS - 104.39%
(Cost $8,942,086)                                                   9,260,590
LIABILITIES LESS OTHER ASSETS - (4.39)%                             (389,032)
                                                                 ------------
NET ASSETS - 100.00%
(961,049 shares outstanding)                                       $8,871,558
                                                                 ============
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                              $9.23
                                                                 ============
*Non-income producing security

The schedule of investments as of the date of this report has not been audited. For more information regarding The Bramwell Funds, Inc. (the "Funds"), please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Funds may invest in.

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION
The Bramwell Funds, Inc. was incorporated on June 3, 1994 and is registered as an open-end, management investment company organized as a series fund under the Investment Company Act of 1940, as amended. The Funds consist of two investment portfolios: the Bramwell Growth Fund and the Bramwell Focus Fund. The Bramwell Growth Fund, which is a separate diversified portfolio, commenced operations on August 1, 1994. The Bramwell Focus Fund, which is a separate non-diversified portfolio, was launched on November 1, 1999. Bramwell Capital Management, Inc. is the Funds' investment adviser.


2. INVESTMENT TRANSACTIONS

At March 31, 2005, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes were as follows:


                                         Growth Fund             Focus Fund
                                         -----------             ----------

Cost of Investments                     $ 142,950,556           $ 8,942,843
                                        =============           ===========

Gross Unrealized Appreciation           $  43,568,071           $   473,717
Gross Unrealized Depreciation             (2,649,338)             (155,970)
                                        -------------           -----------
Net Unrealized Appreciation
     on Investments                     $  40,918,733           $   317,747
                                        =============           ===========


The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Of the gross appreciation on investments, 88% and 39% (unaudited) is attributable to securities held greater than 12 months at March 31, 2005, for the Growth Fund and Focus Fund, respectively.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

(a) Certifications, as required by Rule 30a-2(a) under the Investment Company Act of 1940, for the Principal Executive Officer and Principal Financial Officer are filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Bramwell Funds, Inc.
------------------------


/s/ Elizabeth R. Bramwell
------------------------------------
Elizabeth R. Bramwell
Principal Executive Officer and Principal Financial Officer
May 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Elizabeth R. Bramwell
------------------------------------
Elizabeth R. Bramwell
Principal Executive Officer and Principal Financial Officer
May 4, 2005